UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street, Suite 960
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street, Suite 960
West Conshohocken, PA 19428
 (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1.  Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments

September 30, 2010
(Unaudited)

Number of
Shares			Value
	COMMON STOCKS	94.2%
	CONSUMER DISCRETIONARY	9.3%
81,000	Compass Group PLC		$675,021
206,000	Harvey Norman Holdings Ltd.		750,640
123,000	Marks & Spencer Group PLC		749,887
900	PPR		145,698
7,200	Toyota Motor Corp.		258,572
			2,579,818
	CONSUMER STAPLES	18.8%
16,100	British American Tobacco PLC		600,544
42,300	Dairy Farm International Holdings Ltd.		321,480
7,900	Diageo PLC		136,014
31,100	Henkel A.G. & Co. KGaA		1,408,221
26,000	Nestle S.A.		1,385,132
4,300	Pernod-Ricard S.A.		359,047
34,000	Unilever NV		1,016,237
			5,226,675
	ENERGY	11.5%
22,500	BG Group PLC		395,335
33,000	BP PLC		221,769
20,500	ENI SpA		442,396
21,900	Noble Corp.		740,001
7,350	Saipem SpA		294,385
4,500	StatoilHydro ASA		93,885
2,950	Technip S.A.		237,234
7,000	Transocean Ltd.*		450,030
7,700	Woodside Petroleum Ltd.		326,573
			3,201,608
	FINANCIALS	20.2%
160,800	Allied Irish Banks PLC*		111,798
47,000	AXA S.A.		821,734
18,000	Banco Santander S.A.		228,626
54,000	Barclays PLC		254,146
17,800	BNP Paribas		1,265,951
12,200	Credit Suisse Group AG		521,447
8,000	Deutsche Bank AG		437,822
537,000	Governor & Co. of the Bank of Ireland*		453,881
68,226	ING Groep NV*		707,800
31,500	Irish Life & Permanent PLC*		59,690
173,000	Mizuho Financial Group, Inc.		252,827
6,300	ORIX Corp.		481,481
			5,597,203
	HEALTH CARE	2.7%
12,000	Fresenius Medical Care AG & Co. KGaA		741,146

See accompanying notes to Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)

September 30, 2010
(Unaudited)

Number of
Shares			Value
	INDUSTRIALS	6.7%
22,750	Charter International PLC		$248,020
100,000	Fraser and Neave Ltd.		494,259
3,100	NKT Holding A/S		153,333
9,200	Siemens AG		971,121
			1,866,733
	INFORMATION TECHNOLOGY	5.3%
14,900	Canon, Inc.		695,202
11,500	HOYA Corp.		280,337
51,000	Konica Minolta Holdings, Inc.		497,293
			1,472,832
	MATERIALS	14.6%
4,500	Air Liquide S.A.		548,989
58,000	Air Water, Inc.		689,219
5,500	BHP Billiton Ltd.		206,846
247,000	OneSteel Ltd.		699,500
4,700	Rio Tinto Ltd.		348,749
8,200	Shin-Etsu Chemical Co., Ltd.		399,293
47,000	Sumitomo Chemical Co., Ltd.		206,061
26,000	Voestalpine AG		957,712
			4,056,369
	TELECOMMUNICATION SERVICES	4.1%
21,300	Telefonica S.A.		527,462
252,000	Vodafone Group PLC		621,905
			1,149,367
	UTILITIES	1.0%
4,200	RWE AG		283,706

	TOTAL COMMON STOCKS (Cost $25,262,154)		26,175,457

	RIGHTS	0.1%
	FINANCIALS	0.1%
8,000	Deutsche Bank AG*		38,716
	TOTAL RIGHTS (Cost $17,431)		38,716

See accompanying notes to Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)

September 30, 2010
(Unaudited)

Principal
Amount			Value
	SHORT-TERM INVESTMENT	0.5%

	VARIABLE RATE DEMAND DEPOSIT
$143,044	UMB Bank Money Market Fiduciary, 0.02%†		$143,044

	TOTAL SHORT-TERM INVESTMENTS (Cost $143,044)		143,044

	TOTAL INVESTMENTS (Cost $25,422,629)	94.8%	26,357,217

	Other Assets Less Liabilities	5.2%	1,438,123

	NET ASSETS	100.0%	$27,795,340

* Non-income Producing
† Indicates yield as of September 30, 2010

See accompanying notes to Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)

September 30, 2010
(Unaudited)

Investments by Country (As a Percentage of Long-term Investments)
Australia	8.9%
Austria	3.7
Denmark	0.6
France	12.9
Germany	14.8
Hong Kong	1.2
Ireland	3.3
Italy	2.8
Japan	14.3
Netherlands	6.6
Norway	0.4
Singapore	1.9
Spain	2.9
Switzerland	11.8
United Kingdom	13.9
Total	100.0%

See accompanying notes to Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments  (Continued)
(Unaudited)

FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2010

	Contract Amounts
Settlement Date	Receive		Deliver		Currency Value	Unrealized Gain/(Loss)

September 28, 2010	301,661	CHF	406,593	SGD	($2,186)	($2,186)
October 4, 2010	40,976	CHF	3,511,306	JPY	(362)	(362)

Total						($2,548)

 See accompanying notes to Schedule of Investments.

Cheswold Lane International High Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2010
(Unaudited)

Note 1.    Federal Income Tax Information

At September 30, 2010, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes, were as follows:

Aggregate cost of investments	$25,778,880
Gross unrealized appreciation	4,222,609
Gross unrealized depreciation	(3,638,149)
Net unrealized appreciation on investments and foreign currency translations	$584,460

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 2.    Fair Value Measurements and Disclosures - In September 2006, FASB issued Fair Value Measurements and Disclosures effective for financial statements issued for interim and annual periods beginning after November 15, 2007. Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. In April 2009, FASB issued Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“Determining Fair Value”), effective for interim and annual periods ending after June 15, 2009. Determining Fair Value expands existing Fair Value Measurements and Disclosures to include a breakout of the current Fair Value Measurements and Disclosures chart to add sector and/or security types. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

• Level 1 − quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Sectors	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$2,579,818	-	-	$2,579,818
Consumer Staples	5,226,675	-	-	5,226,675
Energy	3,201,608	-	-	3,201,608
Financials	5,597,203	-	-	5,597,203
Health Care	741,146	-	-	741,146
Industrials	1,866,733	-	-	1,866,733
Information Technology	1,472,832	-	-	1,472,832
Materials	4,056,369	-	-	4,056,369
Telecommunication Services	1,149,367	-	-	1,149,367
Utilities	283,706	-	-	283,706
Rights	38,716	-	-	38,716
Short-term Investments	143,044	-	-	143,044
Total	$26,357,217	-	-	$26,357,217
Other Financial Instruments*	$(2,548)	-	-	$(2,548)

* Other financial instruments include futures, forwards and swap contracts, which are valued at unrealized appreciation/depreciation on the investment.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By:	/s/ Eric F. Scharpf
Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date:  November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric F. Scharpf
Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date:  November 23, 2010

By:	/s/ Matthew H. Taylor
Matthew H. Taylor, Executive Vice President, Chief Financial Officer, and Treasurer
(Principal Financial Officer)
Date:  November 23, 2010